Fair Value Measurements - Summary of the Plan's Investment that has Fair Value Estimated using NAV (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Fair value, investment, nav, investee investment strategy, description	Stable value fund strategy seeks to preserve the principal investment while earning a level of interest that is consistent with the principal preservation. While it seeks to maintain a stable NAV of $1 per share, it cannot guarantee it will be able to do so; thus, the yield of the stable value fund will fluctuate.